Contingencies (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Landlords [Member]
Disclosure of contingent liabilities [line items]
Rental Guarantees	$ 419	$ 571	$ 534	$ 313
JP Morgan Chase Bank [Member]
Disclosure of contingent liabilities [line items]
Standby Letter Of Credit	291	286	279	0
UK Customs Department [Member]
Disclosure of contingent liabilities [line items]
Guarantee	329	282	303	372
ANZ for Merchant Service [Member]
Disclosure of contingent liabilities [line items]
Guarantee	$ 172	$ 0	$ 0	$ 0